Other (losses)/gains, net (Tables)	12 Months Ended
Dec. 31, 2018
Other Gains Losses [Abstract]
Summary of Other (losses)/gains, net
	Year ended December 31,
	2016	2017	2018
	RMB’million	RMB’million	RMB’million
Government grants (note)	9	30	52
Impairment provision for investments in associates	-	(2)	(2)
Net foreign exchange (losses)/gains	(23)	18	(31)
Gain on step-up acquisition arising from business combination (Note 24(b))	-	72	-
Fair value change of financial assets	-	-	(30)
Others	1	6	(18)
	(13)	124	(29)